JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 97.9%
Alternative Assets — 3.7%
JPMorgan Realty Income Fund Class R6 Shares (a)	6,413	102,288
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	6,391	73,885
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,110	41,391

Total Alternative Assets		217,564

Fixed Income — 43.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	97,148	1,164,809
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	62,258	531,686
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,957	54,964
JPMorgan High Yield Fund Class R6 Shares (a)	21,354	156,097
JPMorgan Income Fund Class R6 Shares (a)	28,318	269,026
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,246	68,451
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	22,896	232,391
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	12,442	122,302

Total Fixed Income		2,599,726

International Equity — 13.1%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,308	137,558
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,765	97,818
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,264	99,704
JPMorgan International Equity Fund Class R6 Shares (a)	4,254	90,446
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	16,953	349,396

Total International Equity		774,922

U.S. Equity — 37.4%
JPMorgan Equity Income Fund Class R6 Shares (a)	8,144	182,840
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	4,500	308,363
JPMorgan Large Cap Value Fund Class R6 Shares (a)	9,124	175,825
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	17,304	219,246
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	1,055	59,613
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	394	29,974
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,782	60,037
JPMorgan U.S. Equity Fund Class R6 Shares (a)	23,883	521,597
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,689	199,085
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,346	270,124
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,610	198,083

Total U.S. Equity		2,224,787

TOTAL INVESTMENT COMPANIES (Cost $4,361,611)		5,816,999

SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b) (Cost $122,978)	122,978	122,978

Total Investments — 100.0% (Cost $4,484,589)		5,939,977
Liabilities in Excess of Other Assets — 0.0% (c)		(2,774)

Net Assets — 100.0%		5,937,203

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than 0.1% of net assets.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,939,977	$—	$—	$5,939,977

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,128,677	$42,080	$—	$—	$(5,948)	$1,164,809	97,148	$6,340	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	503,785	30,478	—	—	(2,577)	531,686	62,258	3,277	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	55,446	626	—	—	(1,108)	54,964	6,957	626	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	149,181	1,205	—	—	(12,828)	137,558	3,308	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	105,446	1,808	—	—	(9,436)	97,818	4,765	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	184,505	869	—	—	(2,534)	182,840	8,144	869	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	102,184	—	—	—	(2,480)	99,704	3,264	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	154,632	1,886	—	—	(421)	156,097	21,354	1,886	—
JPMorgan Income Fund Class R6 Shares (a)	268,098	2,615	—	—	(1,687)	269,026	28,318	2,615	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	67,405	489	—	—	557	68,451	6,246	489	—
JPMorgan International Equity Fund Class R6 Shares (a)	91,169	—	—	—	(723)	90,446	4,254	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	351,769	—	—	—	(2,373)	349,396	16,953	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	306,788	—	—	—	1,575	308,363	4,500	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	183,431	675	—	—	(8,281)	175,825	9,124	675	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	232,193	656	—	—	(458)	232,391	22,896	655	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	221,200	1,783	—	—	(3,737)	219,246	17,304	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	60,530	1	—	—	(918)	59,613	1,055	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	120,338	1,574	21,769	5,193	(3,048)	102,288	6,413	385	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	107,582	14,960	—	—	(240)	122,302	12,442	456	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	28,605	1,809	—	—	(440)	29,974	394	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	56,732	4,941	—	—	(1,636)	60,037	1,782	120	—
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	73,650	171	—	—	64	73,885	6,391	171	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	517,096	935	—	—	3,566	521,597	23,883	936	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	198,466	1	—	—	618	199,085	2,689	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	136,209	72,492	85,723	—	—	122,978	122,978	10	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	269,929	715	—	—	(520)	270,124	7,346	715	—
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	41,268	246	—	—	(123)	41,391	4,110	246	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	196,041	3,014	—	—	(972)	198,083	4,610	—	—

Total	$5,912,355	$186,029	$107,492	$5,193	$(56,108)	$5,939,977		$20,471	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.